Note 8 - Long Term Debt and Revolving Lines of Credit - Future Amortization Expense (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
2019	$ 17,850,000
2020	17,850,000	8,292,050
2021	17,850,000	1,266,000
2022	17,850,000
2023	17,850,000	166,287,000
Thereafter	248,579,000
	$ 337,829,000	$ 173,470,065	$ 156,984,830